SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Digital Currency Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Digital Currency Assets, Current [Roll Forward]
Digital assets, beginning of period	$ 724	$ 234,298
Digital asset mining revenue, net of receivables	389,456	397,796
Mining proceeds from shared hosting	17,626	0
Proceeds from sales of digital assets	(404,686)	(444,353)
Gain from sales of digital assets	3,886	44,298
Impairment of digital assets	(4,406)	(231,315)
Payment of board fee	(316)	0
Digital assets, end of period	2,284	$ 724
Digital currency assets, current receivable	$ 1,700